ADVANCES FROM FHLB AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2014
ADVANCES FROM FHLB AND OTHER BORROWINGS

NOTE 9—ADVANCES FROM FHLB AND OTHER BORROWINGS

The Bank had advances outstanding from the FHLB in the amount of $28,000,000 and $22,000,000 on December 31, 2014 and 2013, respectively. These advances, rate and maturities are as follows:

			December 31,
Loan Type	Maturity	Rate	2014	2013
Fixed rate, fixed term	03/19/2014	3.00%	—	5,000
Fixed rate, fixed term	07/16/2015	3.59%	2,000	2,000
Fixed rate, fixed term	08/25/2015	1.79%	1,000	1,000
Fixed rate, fixed term	08/25/2015	1.89%	2,000	2,000
Fixed rate, fixed term	11/09/2015	0.44%	1,750	1,750
Fixed rate, fixed term	06/28/2016	0.96%	2,150	2,150
Fixed rate, fixed term	03/15/2017	1.46%	2,000	2,000
Fixed rate, fixed term	11/15/2017	0.95%	3,800	3,800
Fixed rate, fixed term	04/23/2018	1.07%	2,300	2,300
Fixed rate, fixed term	08/14/2019	1.77%	2,000	—
Fixed rate, fixed term	12/30/2020	2.09%	4,000	—
Fixed rate, fixed term	08/16/2021	2.29%	3,000	—
Fixed rate, fixed term	12/30/2021	2.29%	2,000	—

Total Advances from FHLB			$28,000	$22,000

The terms of security agreements with FHLB require the Bank to pledge collateral for their respective borrowings. The collateral consists of qualifying first mortgage loans, certain securities available for sale, and all stock in FHLB.

In addition to the borrowings summarized above, at December 31, 2013, the Bank had irrevocable letters of credit totaling $600,000 and $4,474,000, dated September 14, 2009 and June 20, 2010, respectively. There was no amount outstanding under these letters of credit as of December 31, 2013. The Bank had no irrevocable letters of credit with FHLB as of December 31, 2014.

Future maturities of borrowings are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
1 year or less	$6,750	$5,000
1 to 2 years	2,150	6,750
2 to 3 years	5,800	2,150
3 to 4 years	2,300	5,800
Over 4 years	11,000	2,300

	$28,000	$22,000

As of December 31, 2014 and 2013, the Bank also had a $50,000,000 line-of-credit available with the Federal Reserve Bank of Chicago. Borrowings under this line of credit are limited by the amount of securities pledged by the Bank as collateral, which totaled $17,837,000 and $18,277,000 at December 31, 2014 and 2013, respectively. The outstanding advances included in other borrowings totaled $15,000,000 and $0 at December 31, 2014 and 2013, respectively. The Federal Discount Window interest rate was 0.75% for outstanding advances at December 31, 2014.

Also included in other borrowings, are borrowings as a result of sold loans that do not qualify for sale accounting. These agreements are recorded as financing transactions as the Bank maintains effective control over the transferred loans. The dollar amount of the loans underlying the sale agreements continues to be carried in the Bank’s loan portfolio and the transfer is reported as a secured borrowing with pledge of collateral. At December 31, 2014 and 2013, the amount of these borrowings were $8,857,000 and $14,169,000, respectively.

The following table sets forth information concerning balances and interest rates on other borrowings as of and for the periods indicated.

	December 31,
	2014	2013
	(dollars in thousands)
Other Borrowings:
Balance outstanding at end of period	$23,857	$14,169
Average amount outstanding during the period	12,279	17,498
Maximum amount outstanding at any month end	23,857	24,770
Weighted average interest rate during the period	4.73%	4.96%
Weighted average interest rate at end of period	2.33%	4.96%